Costs - Detailed Information of Inventory Costs (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of details of inventory costs [abstract]
Reclassification of inventory	$ 142	$ 12	$ 85